BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 38.6%
COMMUNICATION SERVICES - 3.4%
Media - 3.4%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	2.309%	4/1/21	31,020,000	$31,151,619	(a)(b)

CONSUMER DISCRETIONARY - 7.4%
Automobiles - 7.4%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.280%	4/6/20	17,025,000	17,039,892	(a)(b)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	2.710%	4/5/21	18,725,000	18,696,469	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.778%	4/13/20	32,685,000	32,738,128	(b)

Total Consumer Discretionary				68,474,489

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	2,940,000	2,985,379
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	14,660,000	16,155,833	(a)

Total Energy				19,141,212

FINANCIALS - 23.0%
Banks - 8.7%
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	2.363%	3/17/23	15,405,000	15,512,954	(b)
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.251%	2/12/21	23,305,000	23,363,943	(b)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	2.409%	5/22/20	19,275,000	19,307,181	(a)(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.819%	7/26/21	21,540,000	21,803,533	(b)

Total Banks				79,987,611

Capital Markets - 8.2%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.349%	2/22/21	26,410,000	26,473,753	(a)(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.660%	2/23/23	48,640,000	49,141,636	(b)

Total Capital Markets				75,615,389

Consumer Finance - 1.4%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.491%	11/5/21	13,000,000	13,090,459	(b)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL UNCONSTRAINED BOND FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Insurance - 4.7%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	2.144%	1/13/23	9,870,000		$9,909,042	(a)(b)
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.102%	1/8/21	17,930,000		17,967,148	(a)(b)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.069%	10/1/20	15,255,000		15,272,556	(a)(b)

Total Insurance					43,148,746

TOTAL FINANCIALS					211,842,205

INDUSTRIALS - 2.7%
Machinery - 2.7%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.124%	3/15/21	25,220,000		25,270,265	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $352,974,672)					355,879,790

SOVEREIGN BONDS - 35.5%
Brazil - 4.4%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	77,510,000	BRL	18,967,292
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	82,640,000	BRL	21,533,322

Total Brazil					40,500,614

Colombia - 4.8%
Colombian TES, Bonds	6.000%	4/28/28	148,700,000,000	COP	44,508,181

Indonesia - 4.1%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	366,900,000,000	IDR	30,704,868
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	89,300,000,000	IDR	7,170,894

Total Indonesia					37,875,762

Malaysia - 3.1%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	19,095,000	MYR	4,686,977
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	54,500,000	MYR	13,579,704
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	40,960,000	MYR	10,170,034

Total Malaysia					28,436,715

Mexico - 12.3%
Mexican Bonos, Bonds	8.000%	11/7/47	171,000,000	MXN	10,211,241
Mexican Bonos, Senior Notes	8.500%	5/31/29	460,200,000	MXN	27,489,494
Mexican Bonos, Senior Notes	7.750%	11/23/34	168,100,000	MXN	9,722,408
Mexican Bonos, Senior Notes	8.500%	11/18/38	494,800,000	MXN	30,512,078
Mexican Bonos, Senior Notes	7.750%	11/13/42	615,500,000	MXN	35,536,489

Total Mexico					113,471,710

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Norway - 2.4%
Kommunalbanken AS, Senior Notes (3 mo. USD LIBOR + 0.330%)	2.224%	6/16/20	22,242,000		$22,274,541	(a)(b)

Poland - 4.4%
Republic of Poland Government Bond	1.500%	4/25/20	83,200,000	PLN	21,495,794
Republic of Poland Government Bond	5.250%	10/25/20	32,365,000	PLN	8,600,651
Republic of Poland Government Bond	2.000%	4/25/21	37,980,000	PLN	9,881,514

Total Poland					39,977,959

TOTAL SOVEREIGN BONDS (Cost - $349,949,804)					327,045,482

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.9%
U.S. Government Obligations - 15.9%
U.S. Treasury Bonds	2.375%	11/15/49	59,970,000		64,861,303
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	1.756%	7/31/21	35,700,000		35,758,491	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.300%)	1.836%	10/31/21	45,680,000		45,822,868	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $145,826,296)					146,442,662

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 5.1%
Barclays Commercial Mortgage Securities
Trust, 2017-DELC E (1 mo. USD LIBOR + 2.500%)	4.176%	8/15/36	7,915,000		7,955,070	(a)(b)
Benchmark Mortgage Trust, 2020-B16 A5	2.732%	12/15/57	11,560,000		12,134,184	(d)
Commercial Mortgage Trust, 2017-COR2 A3	3.510%	9/10/50	11,925,000		13,092,958
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	3,974,137	EUR	4,083,741	(b)(e)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		9,478,250

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $46,855,647)					46,744,203

ASSET-BACKED SECURITIES - 1.8%
Towd Point Mortgage Trust, 2018-5 A1 (Cost - $16,609,037)	3.250%	7/25/58	16,061,300		16,761,756	(a)(b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $912,215,456)					892,873,893

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report	3

BrandywineGLOBAL — Global Unconstrained Bond Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $30,383,920)	1.462%	30,383,920	$30,383,920

TOTAL INVESTMENTS - 100.2% (Cost - $942,599,376)			923,257,813
Liabilities in Excess of Other Assets - (0.2)%			(1,533,196)

TOTAL NET ASSETS - 100.0%			$921,724,617

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviations used in this schedule:

BRL	— Brazilian Real
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At January 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	134	3/20	$25,336,016	$25,954,125	$618,109

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2020

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	821,700,000	USD	12,780,154	Citibank N.A.	2/6/20	$62,248
USD	49,166,866	SGD	66,760,000	Citibank N.A.	2/12/20	245,083
SGD	4,530,000	USD	3,347,580	National Australia Bank Ltd.	2/12/20	(27,992)
CLP	11,320,000,000	USD	15,305,984	HSBC Securities Inc.	2/14/20	(1,163,891)
MXN	48,300,000	USD	2,478,995	Citibank N.A.	2/18/20	70,362
MXN	124,300,000	USD	6,289,213	Citibank N.A.	2/18/20	271,556
USD	23,833,071	MXN	467,500,000	Citibank N.A.	2/18/20	(842,387)
GBP	49,220,000	USD	64,160,731	HSBC Securities Inc.	2/24/20	875,754
USD	4,472,806	GBP	3,470,000	HSBC Securities Inc.	2/24/20	(112,253)
USD	10,251,898	GBP	7,910,000	HSBC Securities Inc.	2/24/20	(199,922)
USD	6,782,468	GBP	5,070,000	UBS Securities LLC	2/24/20	83,261
AUD	50,730,000	USD	34,726,207	Morgan Stanley & Co. Inc.	2/28/20	(750,435)
USD	34,788,250	AUD	50,730,000	Morgan Stanley & Co. Inc.	2/28/20	812,478
NZD	29,100,000	USD	18,968,835	HSBC Securities Inc.	3/5/20	(150,541)
USD	17,386,257	NZD	26,350,000	HSBC Securities Inc.	3/5/20	346,324
USD	47,255,945	NZD	71,430,000	HSBC Securities Inc.	3/5/20	1,063,824
NOK	379,400,000	USD	41,304,477	Goldman Sachs Group Inc.	3/6/20	(50,633)
EUR	6,050,000	USD	6,787,049	Citibank N.A.	3/11/20	(60,533)
USD	52,198,416	EUR	46,870,000	JPMorgan Chase & Co.	3/11/20	87,371
GBP	19,460,000	USD	25,673,578	Barclays Bank PLC	3/12/20	52,010
GBP	27,900,000	USD	36,928,161	Barclays Bank PLC	3/12/20	(45,124)
HUF	13,960,000,000	USD	46,415,747	Citibank N.A.	3/12/20	(452,133)
USD	92,761,611	CHF	89,540,000	Goldman Sachs Group Inc.	3/12/20	(468,372)
CLP	10,798,000,000	USD	13,900,618	HSBC Securities Inc.	3/13/20	(415,898)
KRW	21,123,000,000	USD	18,171,417	Citibank N.A.	3/19/20	(431,864)
USD	17,945,102	KRW	21,123,000,000	Citibank N.A.	3/19/20	205,550
CLP	4,557,000,000	USD	5,957,486	HSBC Securities Inc.	4/3/20	(267,758)
CLP	36,000,000,000	USD	46,638,166	HSBC Securities Inc.	4/3/20	(1,689,688)
JPY	5,044,000,000	USD	46,311,344	Citibank N.A.	4/8/20	416,790
JPY	5,837,000,000	USD	53,761,559	Citibank N.A.	4/8/20	313,008
USD	150,059,818	JPY	16,193,000,000	Citibank N.A.	4/8/20	46,205
MYR	27,940,000	USD	6,864,022	Barclays Bank PLC	4/9/20	(59,975)
MYR	32,690,000	USD	8,057,678	Goldman Sachs Group Inc.	4/9/20	(96,895)
KRW	42,450,000,000	USD	36,677,668	Citibank N.A.	4/13/20	(1,006,349)
USD	36,084,972	KRW	42,450,000,000	Citibank N.A.	4/13/20	413,652
PLN	26,750,000	USD	7,039,566	Citibank N.A.	4/15/20	(132,687)
CZK	413,100,000	USD	18,230,281	JPMorgan Chase & Co.	4/17/20	(64,636)
USD	46,235,836	THB	1,402,000,000	JPMorgan Chase & Co.	4/17/20	1,181,551

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report	5

BrandywineGLOBAL — Global Unconstrained Bond Fund

Schedule of investments (unaudited) (cont’d)	January 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	114,300,000	USD	12,858,011	HSBC Securities Inc.	4/20/20	$(427,680)
SEK	430,000,000	USD	45,637,142	HSBC Securities Inc.	4/21/20	(800,284)
USD	45,356,736	SEK	430,000,000	HSBC Securities Inc.	4/21/20	519,878
NZD	68,680,000	USD	45,478,797	HSBC Securities Inc.	4/22/20	(1,036,245)
USD	28,243,702	CAD	36,910,000	Goldman Sachs Group Inc.	4/24/20	354,094
CLP	7,650,000,000	USD	9,970,285	HSBC Securities Inc.	4/24/20	(418,900)
IDR	151,000,000,000	USD	10,982,377	JPMorgan Chase & Co.	4/27/20	(10,773)
CLP	12,170,000,000	USD	15,410,916	HSBC Securities Inc.	5/29/20	(216,563)

Total						$(3,979,412)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$355,879,790	—	$355,879,790
Sovereign Bonds	—	327,045,482	—	327,045,482
U.S. Government & Agency
Obligations	—	146,442,662	—	146,442,662
Collateralized Mortgage
Obligations	—	46,744,203	—	46,744,203
Asset-Backed Securities	—	16,761,756	—	16,761,756

Total Long-Term Investments	—	892,873,893	—	892,873,893

Short-Term Investments†	$30,383,920	—	—	30,383,920

Total Investments	$30,383,920	$892,873,893	—	$923,257,813

Other Financial Instruments:
Futures Contracts	$618,109	—	—	$618,109
Forward Foreign Currency Contracts	—	$7,420,999	—	7,420,999

Total Other Financial Instruments	$618,109	$7,420,999	—	$8,039,108

Total	$31,002,029	$900,294,892	—	$931,296,921

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,400,411	—	$11,400,411

†	See Schedule of Investments for additional detailed categorizations.

9